Note 15 - Investments	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Investment [Text Block]

15. Investments

The Company invests a portion of its excess liquidity in marketable securities in accordance with its treasury and investment policies. The Company's investment portfolio is intended to preserve capital, maintain liquidity and generate investment returns while supporting the Company's operational and strategic objectives.

Debt Securities

In February 2026 the Company acquired debt securities of initial cost of $20.0 million. The Company's debt securities consist of investment-grade fixed income securities. These investments are classified as available-for-sale and are recorded at fair value. Unrealized gains and losses are recorded within accumulated other comprehensive income / (loss), while realized gains and losses and credit-related impairments, if any, are recognized in earnings.

As of June 30, 2026, the Company held debt securities with an amortized cost of $20 million and fair value of approximately $18.9 million. These were classified as available-for-sale under US GAAP, for which an unrealized loss of $1.1 million was recorded in “Other comprehensive loss”.

As of June 30, 2026, no allowance for credit losses has been recorded on the available-for-sale debt securities, consistent with the Company’s assessment that the securities are investment-grade and show no indication of credit impairment. Interest income is accrued using the effective interest method and reported under Interest income in the unaudited condensed consolidated statement of comprehensive income.

Equity Securities

The Company made an investment in mutual funds accounted for as equity securities with an initial cost of $20.0 million acquired in the first quarter of 2026 and fair valued at $19.9 million as of June 30, 2026. Equity securities are measured at fair value with changes in fair value recognized in earnings in accordance with ASC 321, Investments - Equity Securities.

For the six-month period ended June 30, 2026, the Company recognized an unrealized loss of $0.1 million related to its equity securities, which is included in "Loss on investments in equity securities" in the accompanying Consolidated Statements of Comprehensive income.